Revenues (Details) - Schedule of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Details) - Schedule of revenue [Line Items]
Total revenue	$ 43,633	$ 10,493	$ 3,399
Consumables [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	5,487	1,631	554
Support services [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	3,217	1,117	654
Sales of systems [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	34,929	7,250	2,191
Research and development services [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total		$ 495